NOTE 18 - RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 18 -     RELATED PARTY TRANSACTIONS

In November 2015, we entered into an agreement with our Series B stockholders, including Mr. Hochberg, our director. Pursuant to this agreement, we amended the terms of his warrant to reduce the exercise price from $10.00 per share to $6.25 per share in exchange for his present exercise of his warrant in full for cash. Additionally, as consideration for Mr. Hochberg agreeing to convert his shares of Series B Preferred Stock into shares of our common stock, terminate the Investors’ Rights Agreement and waive any rights he may have under such agreement, we agreed to issue to him an additional 23,750 shares of our common stock (in addition to the shares he received upon conversion of his Series B preferred stock and exercise of his Series B warrants) and pay accrued dividends on his shares of Series B Preferred Stock in cash within 30 days of listing on the NASDAQ. We paid Mr. Hochberg $202,324 on December 10, 2015, representing the accrued dividends on his shares of Series B Preferred Stock.

On August 28, 2015, the Company entered into a short-term loan arrangement with a third party, with the initial principal of such loan equal to $200,000. This short-term loan was for six-months and bore interest at a rate of 38.0% during the term of the loan. This loan was repaid on November 25, 2015.  Mr. Woessner, our chief executive officer, personally guaranteed this loan,

On June 29, 2015, the Company entered into a short-term loan arrangement with a third party, with the initial principal of such loan equal to $50,000. This short-term loan matured on October 29, 2015 and bore interest at a rate of 40.0% during the term of the loan. Ronald A. Woessner, our chief executive officer, personally guaranteed this loan.  This loan was repaid on August 12, 2015.

On June 11, 2015, the Company received a $50,000 advance from Joe Alosa, a member of the board, without accompanying paperwork.  The Company recorded the advance as a 90-day note, assuming 8% interest per annum.  The advance was subsequently documented between the two parties in October 2015.  The written terms included 1) 7% interest per annum, and 2) payment due within 30 days of the Company’s common stock commencing trading on the NASDAQ Capital Market.  This note was paid in full in November 2015.

On May 11, 2015, the Company entered into a short-term loan arrangement with a third party, with the initial principal of such loan equal to $300,000. This short-term loan matured on November 6, 2015 and bore interest at a rate of 35.0% during the term of the loan. This loan was repaid on August 19, 2015.  Mr. Woessner, our chief executive officer, personally guaranteed this loan.

On December 22, 2014, the Company executed a forty-eight-month capital lease agreement with a third-party service provider for the lease of two vehicles.  The agreement requires monthly payments of $873 totaling $35,098 over the life of the lease and has a minimal buy-out option at the end of the lease.  Accordingly, both a lease property asset and obligation in the amount of $35,098 was reported as of December 31, 2014, with lease payments beginning in January 2015. At December 31, 2015, the lease property asset and obligation values were $26,324 and $28,128, respectively.

On February 28, 2014, the Company executed a $25,000, sixty-day promissory note payable to its chief executive officer for a loan in the same amount.  The note bears interest at 3.0% per annum, which is due upon maturity of the promissory note.  In the fourth quarter of 2014, the Company repaid $17,500 of the principal amount of the note, leaving an outstanding balance of $7,500.  The Company’s chief executive officer elected to extend the maturity date of this note to March 31, 2016.  In September 2015, the $7,500 balance was used to partially pay for the exercise of a warrant to purchase 2,000 shares of the Company’s common stock with an exercise price of $10.00 per share, effective June 30, 2015.  The shares of the Company’s common stock were issued in October 2015.

In November 2013, the spouse of the Company’s chief executive officer loaned the Company $60,000, which was evidenced by a demand promissory note bearing interest at 3% annually.  The demand note was replaced shortly thereafter with a convertible promissory note totaling $60,000, also bearing 3% annual interest and originally due March 31, 2014; however, the due date was extended to March 31, 2016. The convertible note could be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share. In October 2015, the note was converted into 12,000 shares of common stock.

In November 2013, the Company executed two short-term notes payable in the aggregate of $313,477 with an equipment financing company owned by one of the Company’s outside directors for the specific purpose of financing the purchase of certain third-party equipment to be sold to contracted customers.  Both notes were to mature in May 2014, bear interest at 16% annually, are payable upon maturity, and are collateralized by the third-party equipment being procured.  The maturity dates for both notes were formally extended until June 25, 2015.  On September 1, 2015, a new agreement was executed between the parties consisting of the following:  the agreement was styled as a rental agreement, consisting of: a total value of $322,305, inclusive of principal and interest; a term of 48 months, monthly payments of $5,465; a buy-out amount of $65,576; and a $60,000 cash payment upon signing.

In August 2013, the Company’s chief executive officer loaned the Company $40,000, which was evidenced by a convertible promissory note bearing interest at 3% annually.  The note was originally due March 31, 2014; however, the due date was extended to March 31, 2016.  The convertible note could be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.  In October 2015, the note was converted into 8,000 shares of common stock.

In December 2012, the Company’s chief executive officer loaned the Company $120,000, which was evidenced by a demand promissory note bearing interest at 3% annually. The demand note, including accrued interest, was replaced with a convertible promissory note totaling $120,534, also bearing 3% annual interest and due one year from its issuance.  The accrued interest was to be paid in cash on a quarterly basis.  Further, the convertible note could be converted at the holder’s option into shares of the Company’s common stock at a conversion price of $5.00 per share.  During 2013, the Company’s chief executive officer agreed to extend the due date for this convertible promissory note to March 14, 2014.  The Company’s chief executive officer subsequently extended the due date to March 31, 2016.  In October 2015, the principal amount of the demand promissory note was converted into 24,107 shares of common stock.